NATURE OF OPERATIONS AND GOING CONCERN (Details Narrative)		3 Months Ended						9 Months Ended		12 Months Ended
	Jan. 03, 2023 USD ($)	Sep. 30, 2024 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	May 31, 2021 a
Restructuring Cost and Reserve [Line Items]
Working capital		$ 13,800,000						$ 13,800,000		$ 26,900,000
Net income		251,598	$ (93,697)	$ (3,650,150)	$ 6,340,368	$ 378,660	$ 1,908,561	(3,492,250)	$ 8,627,589	2,073,281	$ 10,417,639
Accumulated deficit		23,702,489						23,702,489		27,194,738	25,121,457
Net loss		(251,598)	$ 93,697	$ 3,650,150	$ (6,340,368)	$ (378,660)	$ (1,908,561)	3,492,250	(8,627,589)	(2,073,281)	(10,417,639)
Accumulated deficit		$ (23,702,489)						(23,702,489)		(27,194,738)	(25,121,457)
Net cash used in operating activities								$ 741,721	$ (1,107,362)	$ (2,167,104)	$ (528,061)
Rancho Costa Verde Development, LLC [Member]
Restructuring Cost and Reserve [Line Items]
Equity investement acquired percentage	75.00%											25.00%
Land in acres | a												1,100
Consideration amount paid	$ 13,500,000